Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity method investments
Investments in and advances to affiliates	$ 861.5	$ 926.0
Summarized statement of operations information:
Equity in earnings of operating affiliates	43.1	41.7	$ 47.0
Equity in earnings of non-operating affiliates—net of taxes	22.5	9.6	58.1
Operating equity method investments
Equity method investments
Investments in and advances to affiliates	377.6	379.7
Summarized statement of operations information:
Net sales	309.9	323.7	320.9
Net earnings	89.4	102.7	97.3
Summarized balance sheet information:
Current assets	111.2	84.3
Noncurrent assets	130.5	147.3
Total assets	241.7	231.6
Current liabilities	39.4	36.5
Noncurrent liabilities	22.0	25.0
Equity	180.3	170.1
Total liabilities and equity	241.7	231.6
Non-operating equity method investments
Equity method investments
Investments in and advances to affiliates	483.9	546.3
Summarized statement of operations information:
Net sales	2,005.2	2,489.1	2,751.6
Net earnings	80.0	43.0	$ 141.9
Summarized balance sheet information:
Current assets	499.8	540.3
Noncurrent assets	298.2	319.3
Total assets	798.0	859.6
Current liabilities	290.7	310.6
Noncurrent liabilities	186.9	168.9
Equity	320.4	380.1
Total liabilities and equity	$ 798.0	$ 859.6